Significant Risks and Uncertainties Including Business and Credit Concentrations (Tables)	12 Months Ended
Dec. 31, 2019
Significant Risks and Uncertainties Including Business and Credit Concentrations
Schedule consolidated revenues and percentages of revenues for customers

	Year Ended December 31,
(U.S. Dollars in thousands)	2019		2018		2017
Eni Trading and Shipping S.p.A.	$44,610	16%	$43,955	16%	$46,441	22%
Fronape International Company, a subsidiary of Petrobras Transporte S.A.	45,116	16%	45,115	17%	45,115	21%
Equinor Shipping Inc, a subsidiary of Equinor ASA	20,728	7%	23,426	8%	23,189	11%
Repsol Sinopec Brasil, B.V., a subsidiary of Repsol Sinopec Brasil, S.A.	36,346	13%	36,978	13%	28,129	13%
Brazil Shipping I Limited, a subsidiary of Royal Dutch Shell	66,199	23%	81,816	29%	51,259	24%
Galp Sinopec Brasil Services BV	35,541	13%	30,029	11%	734	1%